Loan Loss Charges	12 Months Ended
Dec. 31, 2022
Loan Loss Charges [Abstract]
Loan Loss Charges

NOTE 36. LOAN LOSS CHARGES
The following items are included in the account as of the indicated dates:

	12.31.22	12.31.21	12.31.20
Expected credit loss allowance	(49,639,031)	(39,702,996)	(97,994,201)
Direct charge offs	(2,812,756)	(3,054,818)	(2,505,573)
Total	(52,451,787)	(42,757,814)	(100,499,774)
The changes in the expected credit loss allowance between the beginning and the end of the annual period are detailed in Note 45.